Other current financial assets	6 Months Ended
Jun. 30, 2022
Disclosure of financial assets [abstract]
Other current financial assets
4.2 Other current financial assets

(CHF in thousands)	6/30/2022	12/31/2021

Credit cards	11,319	6,417
Deposits	19,877	14,814
Other current financial assets	27,470	8,823
Other current financial assets at amortized cost	58,666	30,054
Positive fair value from derivatives	137	—
Other current financial assets at fair value through profit and loss	137	—
Other current financial assets	58,803	30,054

Due to their short-term nature, the carrying amount of other current financial assets at amortized cost correspond to their fair value. As of June 30, 2022, other current financial assets include prepayments made to customs authorities in the amount of CHF 15.2 million (December 31, 2021: CHF 4.5 million).
4.3 Financial liabilities

(CHF in thousands)	6/30/2022	12/31/2021

Current lease liabilities	17,324	13,631
Other financial liabilities	8,999	6,458
Other current financial liabilities at amortized cost	26,323	20,089
Negative fair value from derivatives	—	8
Other current financial liabilities at fair value through profit or loss	—	8
Other current financial liabilities	26,323	20,096

Non-current lease liabilities	176,331	167,228
Other non-current financial liabilities at amortized cost	176,331	167,228
Due to their short-term nature, the carrying amount of other current financial liabilities at amortized cost correspond to their fair value. The carrying amount of long-term debt is a reasonable approximation of fair value. As of June 30, 2022, other current financial liabilities include customer return refunds in the amount of CHF 8.9 million (December 31, 2021: CHF 4.1 million).